STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 14.2	$ 12.2
Consolidated charge related to stock-based compensation	$ 15.6	$ 15.4	$ 16.3